Note 9 - Employee Benefits	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(9)	Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third
-party administrators. During the years ended
October
31,
2018,
2017
and
2016,
total expense of
$3,479,447,
$3,360,633
and
$3,042,441,
respectively, was incurred under the Company’s insured health care program.

401
(k) Plan

The Company maintains a
401
(k) retirement savings plan for the benefit of its eligible employees.
Substantially all of the Company’s employees who meet certain service and age requirements are eligible to participate in the plan. The Company’s plan document provides that the Company’s matching contributions are discretionary. The Company made or accrued matching contributions to the plan of
$68,502,
$52,524
and
$29,396
for the years ended
October
31,
2018,
2017
and
2016,
respectively.

Stock Incentives for Key Employees and Non-Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest that key employees and non-employee Directors have in the future success of the Company, thereby aligning their interests with those of other shareholders and strengthening their desire to remain with the Company.

In
March 2017,
the Company’s shareholders approved the Optical Cable Corporation
2017
Stock Incentive Plan (the
“2017
Plan”) that was recommended for approval by the Company’s Board of Directors. The
2017
Plan reserves
500,000
new common shares of the Company for issuance under the
2017
Plan and succeeds and replaces the Optical Cable Corporation Second Amended and Restated
2011
Stock Incentive Plan (the
“2011
Plan”). As of
October 31, 2018,
there were approximately
205,000
remaining shares available for grant under the
2017
Plan.

Share-based compensation expense for employees, a consultant and non-employee members of the Company’s Board of Directors recognized in the consolidated statements of operations for the years ended
October 31, 2018,
2017
and
2016
was
$2,224,620,
$787,100
and
$800,520,
respectively.

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees, subject to approval by the Compensation Committee of the Board of Directors. The restricted stock awards granted under the
2017
Plan vest over time if certain operational performance-based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.

The Company recognizes expense each quarter on service-based shares of employees based on the actual number of shares vested during the quarter multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recognizes expense each quarter on operational performance-based shares of employees using an estimate of the shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant.

A summary of the status of the Company’s nonvested shares granted to employees under the
2017
Plan as of
October 31, 2018,
and changes during the year ended
October 31, 2018,
is as follows:

Nonvested shares	Shares	Weighted-average grant date fair value
Balance at October 31, 2017	836,958	$3.66
Granted	498,083	2.52
Vested	(257,955)	3.68
Forfeited	(49,384)	3.73
Balance at October 31, 2018	1,027,702	$3.13

As of
October 31, 2018,
the estimated amount of compensation cost related to nonvested equity-based compensation awards in the form of service-based and operational performance-based shares that the Company will recognize over a
1.9
year weighted-average period is approximately
$1.2
million.

During the fiscal year ended
October 31, 2018
and
2017,
stock awards to non-employee Directors under the
2017
Plan totaling
35,810
shares and
31,380
shares, respectively, were approved by the Board of Directors of the Company. During the fiscal year ended
October 31, 2016
stock awards to non-employee Directors under the
2011
Plan totaling
86,296
shares were approved by the Board of Directors of the Company. The shares are part of the non-employee Directors’ annual compensation for service on the Board of Directors. The shares granted to non-employee Directors under the
2017
Plan are subject to a
one
-year vesting period. The shares granted to non-employee Directors under the
2011
Plan vested immediately upon grant, but could
not
be sold, transferred, pledged, or otherwise encumbered or disposed of until six
months after the date of the grant. The Company recorded compensation expense for non-employee Directors equal to the number of shares multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recorded compensation expense for shares granted to non-employee Directors totaling
$96,407,
$53,084
and
$201,070
during the years ended
October 31, 2018,
2017
and
2016,
respectively.